CONTRIBUTED EQUITY, Movements in Issued Capital (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2023 USD ($) vote qtr Shareholder shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 AUD ($)
Movements in Issued Capital [Abstract]
Opening balance | $		$ 29,782,268
Issue of shares - exercise of options | $		284,645	$ 2,261,225
Issue of shares - conversion of RSUs | $		0
Issue of shares to consultant | $		0
Share issue costs | $	$ (85,467)	(1,511,182)	(430,805)
Closing balance | $		$ 58,764,248	29,782,268
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)		140,288,491
Opening balance | $		$ 29,782,268	10,255,369
Issue of shares - share placement | $		29,637,300	17,604,000
Issue of shares - exercise of options | $		477,156	2,353,704
Issue of shares - conversion of RSUs | $		167,487
Issue of shares - conversion of performance rights | $		216,007
Issue of shares to consultant | $		350,000
Share issue costs | $	(85,467)	$ (1,865,970)	$ (430,805)
Closing balance (in shares)		193,493,973	140,288,491
Closing balance | $	$ 10,255,369	$ 58,764,248	$ 29,782,268
Meetings of Members [Abstract]
Quorum number of shareholders | Shareholder		2
Voting [Abstract]
Number of votes for each eligible voter present | vote		1
Number of votes eligible for each fully paid share | vote		1
Changes to the Constitution [Abstract]
Minimum quarters of present meeting members required to amend Company Constitution | qtr		3
Minimum written notice required to propose special resolution		28 days
Performance Shares [Abstract]
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)		60
Contributed Equity [Member] | Bottom of Range [Member]
Performance Shares [Abstract]
Net present value of assets | $				$ 200,000,000
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)		140,288,491	105,105,787
Issue of shares - share placement (in shares)		50,000,000	20,000,000
Issue of shares - exercise of options (in shares)		2,102,363	15,182,704
Issue of shares - conversion of RSUs (in shares)		200,001
Issue of shares - conversion of performance rights (in shares)		215,495
Issue of shares to consultant (in shares)		687,623
Closing balance (in shares)	105,105,787	193,493,973	140,288,491
Contributed Equity [Member] | Performance Shares [Member]
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)		39,600,000
Contributed Equity [Member] | Class A [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)		19,800,000	19,800,000
Issue of shares - share placement (in shares)		0	0
Issue of shares - exercise of options (in shares)		0
Issue of shares - conversion of RSUs (in shares)		0
Closing balance (in shares)	19,800,000	19,800,000	19,800,000
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)		19,800,000
Number of ordinary shares to be converted from each performance shares		1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)		30
Contributed Equity [Member] | Class B [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)		19,800,000	19,800,000
Issue of shares - share placement (in shares)		0	0
Issue of shares - exercise of options (in shares)		0
Issue of shares - conversion of RSUs (in shares)		0
Closing balance (in shares)	19,800,000	19,800,000	19,800,000
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)		19,800,000
Number of ordinary shares to be converted from each performance shares		1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)		30